Average Annual Total Returns	12 Months Ended	60 Months Ended	109 Months Ended		120 Months Ended	303 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	12.29%	[1]	11.72%
MSCI All Country World Index Information Technology Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	26.37%	17.13%	22.47%	[1]	21.59%
T. Rowe Price Global Technology Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	27.28%	5.28%			15.77%
Performance Inception Date						Sep. 29, 2000
T. Rowe Price Global Technology Fund, Inc. - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	27.28%	3.79%			13.12%
T. Rowe Price Global Technology Fund, Inc. - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.15%	3.70%			11.93%
T. Rowe Price Global Technology Fund, Inc. - I Class
Prospectus [Line Items]
Average Annual Return, Percent	27.48%	5.43%	16.50%
Performance Inception Date			Nov. 29, 2016

[1]	Return since 11/29/16.